As filed with the U.S. Securities and Exchange Commission on May 31, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10319

USA Mutuals
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Emily R. Enslow
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2019

Item 1. Reports to Stockholders.

USA Mutuals Vice Fund
Institutional Class Shares (VICVX)
Investor Class Shares (VICEX)
Class A Shares (VICAX)
Class C Shares (VICCX)

USA Mutuals Navigator Fund
Institutional Class Shares (UNAVX)

Please see the inside cover regarding receiving shareholder reports in the future.

Annual Report
March 31, 2019

USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas  75201
Phone:	1-866-264-8783
Web:	www.usamutuals.com

Table of Contents

LETTERS TO SHAREHOLDERS	3
EXPENSE EXAMPLE	10
INVESTMENT HIGHLIGHTS	12
PORTFOLIO OF INVESTMENTS – USA Mutuals Vice Fund	18
PORTFOLIO OF INVESTMENTS – USA Mutuals Navigator Fund	21
SCHEDULE OF FUTURES CONTRACTS – USA Mutuals Navigator Fund	22
STATEMENTS OF ASSETS AND LIABILITIES	24
STATEMENTS OF OPERATIONS	26
STATEMENTS OF CHANGES IN NET ASSETS	28
FINANCIAL HIGHLIGHTS	31
NOTES TO FINANCIAL STATEMENTS	39
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	57
ADDITIONAL INFORMATION	58

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on the Funds’ website (www.usamutuals.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds (or your financial intermediary) electronically by contacting your financial intermediary or, if you are a direct investor, by calling 1-866-264-8783.

You may elect to receive all future reports in paper free of charge. You can inform the Funds (or your financial intermediary) that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you are a direct investor, by calling 1-866-264-8783. Your election to receive reports in paper will apply to all funds held with your financial intermediary or, if you are a direct investor, to all Funds held with the fund complex.

LETTERS TO SHAREHOLDERS

USA Mutuals Vice Fund

Dear Shareholder:

We write this letter to inform you of the economic conditions and fund performance experience during the past fiscal year.

Financial Conditions During Fiscal Year
During the fiscal year ended March 31, 2019, the Federal Reserve (the “Fed”) increased the benchmark Federal Funds rate three times.  Futures would indicate that we can expect the next move to be a rate cut, which means that the Fed may be finished with a significant interest rate move that began at the end of 2015 with the first of 9 increases ending December 19, 2018.  The balance sheet of the Fed continued to shrink, falling from $4.43 trillion to $4.00 trillion, as the Fed continues to normalize its operations.  As a percent of GDP, the Fed balance sheet is now 18.9% of GDP from a high of 25.6% in 2014.  We expect these trends in the Fed’s balance sheet to continue as the Federal Open Market Committee gradually and predictably normalizes the size of the balance sheet.  We view this favorably as gradual normalization ensures that extraordinary monetary policy options remain available for any economic distress that may occur in the future.  Meanwhile, the total debt issued by the U.S. Treasury has increased by $908.45 billion to $22.028 trillion during the past fiscal year.  Government annual deficits are not forecasted to subside in the future.  Overall, economic growth continues in the U.S. with unemployment levels low and inflation near targeted levels.

Historical Market Performance of the Fund
During the fiscal year ended March 31, 2019, the S&P 500 Index returned 9.50%.  During the same period, all Vice Fund share classes underperformed the S&P 500.  The Vice Fund Investor Class (VICEX) was down -8.87%, the Vice Fund Class A (without sales charge) was down -9.03%, the Vice Fund Class C (without sales charge) was down -9.51%, and the Vice Fund Institutional Class was down -8.49%.  The Vice Fund trailed the market during the period due to the fact that every Vice Industry faced difficulties that caused them to underperform the overall market.  In the overall market, the strongest performing sector during the period was Real Estate, up 20.98%.  The next closest sectors were Information Technology, up 17.55%, and Health Care, up 15.14%.

Every Vice Industry underperformed the market as they each faced specific challenges.  Gaming was the major contributor to the underperformance, as concerns about long-term growth in the China region brought pressure on shares both domestically and abroad despite relatively positive news from Japan (casino legalization) and the U.S. (sports betting).  Wynn and Wynn Macau were the worst performing gaming stocks for the Fund.

Economic Outlook
Looking at specific regions we see that there is a broad outlook for general weakening in economic activity.

•
The European Union expectations have fallen some over the past year.  Analysts expect to see another year of real GDP growth at 1.4% with inflation at 1.6% as the Central Bank’s ultra-easy policy remains in place. Unemployment continues to trend downwards in the region and is expected to be 6.8% in 2019.

•
The Bank of Japan stated that they would maintain low levels for short- and long-term interest rates for an extended time. The Bank believes the Japanese economy will continue to expand at a moderate rate.  Inflation is expected to be 0.8%, yet the bank continues to target a stable 2% inflation rate.  Economic expansion in Japan is expected to continue at a slower pace of 0.7% throughout 2019.

•	China’s economic growth rate continues to trend towards more sustainable long-term levels with projections for this year at 6.3%, 2.1% inflation and 4% unemployment.

•
In the U.S., 2019 projections for real GDP are now at 2.4%.  Inflation continues to tick upwards but does not appear to be a concern yet as it moves towards target levels.  Inflation is expected to be 1.9% in 2019.  The labor market continues to tighten, and unemployment is now projected to be 3.7% for 2019.  The end of tightening with these economic numbers would seem to indicate that the Fed has navigated the end of extraordinary measures and interest rate normalization correctly.

A composite outlook for the Group of 8 (G-8) continues to be positive though Real GDP growth projects appear to be slightly down since our last letter.  The Organization for Economic Co-Operation and Development’s (OECD) last projection shows that Europe is lowering expectations the most, but global expectations in general are down from last year.  Domestically, we remain concerned about continued political attacks on trade and would view any substantive actions to curtail or limit trade negatively.  The continued risk of political action against global trade remains our primary economic concern as we look forward.  Capital expenditures in the U.S. economy continue to trend upwards.  Tightening labor markets will eventually add pressure for wage gains even with continued lower productivity gains, adding risk to inflation.  Overall, we are more positive in our domestic outlook for economic growth than the global outlook.

Sincerely,

USA Mutuals Advisors

USA Mutuals Navigator Fund

Dear Shareholder:

Please Note: The USA Mutuals Navigator Fund was officially launched on October 13, 2017, via the conversion of the Goldman Navigator Fund, L.P. (the “Navigator Predecessor Partnership”), a limited partnership managed by Mr. Steven Goldman, the USA Mutuals Navigator Fund’s portfolio manager, into the Institutional Class shares of the USA Mutuals Navigator Fund. The fiscal year performance of the USA Mutuals Navigator Fund noted below therefore includes performance of the Navigator Predecessor Partnership for periods before October 13, 2017, including all the expenses of the Navigator Predecessor Partnership.

	Year to Date
	(as of 3/31/2019)	1 Year	5 Year	10 Year	Since Inception
UNAVX	12.16%	8.54%	7.59%	10.73%	11.80%
S&P 500 Index	13.65%	9.50%	10.91%	15.92%	7.71%

It has always been an observation of the Navigator Fund (UNAVX) that when the summation of our indicators registered an unfavorable risk/reward ratio in the short and intermediate-term direction for stock prices that the markets become more vulnerable to negative news. Conversely, and until last October, during a regime of favorable readings in our indicators the markets managed to robustly absorb the negative news and tweets. Additionally, I cannot recall a time in history where one person, in this instance the President of the United States, pursuing the single theme of China trade, has seemingly dictated the direction of global economies and global stock prices-though granted that China and the European economies were viewed as fragile. A compromise/ truce/ narrowing the gap of these differences is always difficult to predict, as is the timing of any resolution. In 2018, prices for soybeans, the Shanghai Composite and the German Dax all reflected and reacted powerfully to the China tariff news. Soybeans were the most vulnerable to trade and were the first to decline at the end of May. The Shanghai Composite nosedived simultaneously with soybeans, while the Dax, though roughly 2.5% away from new highs in June, eventually succumbed to the trade war friction as well. For the record, China’s trade imbalance with the U.S. at 2017 stood at $375 billion. One wonders if a potential agreement narrowing the deficit to $325 billion would have been deemed a success versus the cumulative global wealth destruction via a trade war. Intellectual Property (IP) by China is a greater concern but that could have been dealt with as a separate issue. Overall, had an agreement with China been reached, the market’s Q4 2018 response, in our opinion, would have rendered a radically different outcome. Our base case has been for an eventual agreement to be reached, but the heightened sense of chaos in the short term is unfortunately not helping matters. This state of uncertainty can be acutely noted in the market’s behavior heading into the weekends.

For new readers, a two-year retrospective of our tactical trading for equity allocation shows a steadfast range, ranging from 100% to 110% for nearly 24 months ended in September 2018.  With the S&P 500 (“S&P”) within 1% of all-time highs in October 2018, the summation of our indicators registered an unfavorable risk/reward ratio isolating the short-term/intermediate direction in stock prices, triggering a tactical shift and reduction in equity allocation. In addition, a second signal occurred in November, triggering our second tactical shift in 30 days, roughly 1% from the highest monthly levels in the S&P. Equity allocation was further reduced in December as market risk had increased another notch, also within 1% of the month’s highs. Equity allocation in total was reduced by 30%. Overshadowing the shifts in equity allocation was the asymmetric potential for trade agreement with China which would have led to a sharp upward reversal in stock prices thus rendering the summation of our indicators less effective. The success of our track record is beholden to our “weight of the evidence or the summation of our indicators,” while as stated above, an exogenous factor entered into the equation which in our estimation became difficult to handicap as to the exact timing of the outcome, mitigating further reductions in tactical allocation.

Non-economic or non-recessionary stock market corrections greater than 10.5% since 1960 have occurred in 10 periods; the average duration of these declines was roughly 4.25 months (and since 1978 the average length was three months) and the average decline was roughly 19.00%. The S&P has so declined by just under 20%.  The largest decline was in 1987 at over -30%, and while the stock market was vulnerable, portfolio insurance may have exaggerated the declines. In the 1960’s, two other declines led to losses in the low to mid -20% range and both periods saw similar interest rate levels as the present. In both of these periods, stock prices reached a bottom with similar valuation levels as the current PE ratio. This analysis is based on the previous two quarters of earnings and two forward forecasts in quarterly earnings with the assumption that earnings forecast will be roughly in line with expectations.

There have been a few significant occurrences attached to dramatic changes in direction in the past six months that should be noted:

First, bond yields in the middle of October broke above a multi-year high and then on March 20, 2019, bond yields broke to the lowest level in the past twelve months. A move from multi-year highs in yields to a one-year low has taken place in roughly 5 months. This remarkably sudden shift has occurred just one other time, in late 2007, just before the onset of the last recession. Widening the analysis on this observation to 9 months from 5 months makes it less concerning with 2 out of 4 occurrences leading to double digit gains 6 months later.

Secondly, another dramatic change that should be noted was the S&P 500 declining by over 19% from an all-time high, and then, in less than 3 months from the bottom on March 21, 2019, rallying powerfully to just 2.53% under the all-time high. Only one other time in history have stock prices retested the highs so quickly – 37 years ago in 1982 after the conclusion of back to back recessions over a few years’ time span. Widening the time period under consideration from 3 months to 6 months since 1950 captures 5 such reversals. 3 were associated with a recession, while 2 others occurred similarly to the recent market downturn and were not related to a recession. In 4 out of 5 of these signals the S&P advanced by over 14% one year later. Additionally, the S&P’s steep quarterly decline is 1 of 10 others since 1950. Within that group, the S&P the following quarter was higher 89% of the time, averaging 7.2% with a 9.4% mean. This time around the S&P gained 13.07%. The only quarterly loss was in the Great Recession, though the S&P did finally bottom late in that quarter.

As detailed in the past two months, we have witnessed a “persistent and unusual supply of news stories and uncertainty.” The Index of Economic Policy Uncertainty (“EPU”) quantifies this metric. The reading at the end of December spiked to 255, followed by a reading at 284 (revised from 292), the highest on record. The reading in the most recent period has finally declined, to 126. Overall elevated levels in this data series have generally seen stock prices rebound on the short-term to intermediate basis (one year hence).

In our August 2018 letter we reviewed the S&P’s performance after an inversion in rates using three-month Treasury bills, then one year, and finally three-year Treasury’s yields all versus 10-year Treasury notes. On March 25, 2019, the three-month Treasury bill inverted. Overall, an inversion of the yield curve has on average seen muted stock returns, while the most accurate in the three different maturities has been the three-month bills. One-month after the three-month Treasury Bill inversion, the S&P rose by more than 1%, higher 71% of the time. Three months after the inversion, the S&P declined by roughly 0.5%, higher just 29% of the time. Six months after the inversion saw nearly a 2% decline. It is worth noting that only two periods showed a maximum interim gain greater than 7%, while five periods, or 70% of the signals, incurred a maximum interim decline greater than 8.0%. One year later the S&P was lower by slightly more than 3.0% and was higher 43% of the time, but in 70% of these signals the market decline was greater than 8% a year later. It should also be noted that the expected Federal Fund Rate for September 2019 is suggesting roughly 50% probability of a 25-basis point decline in the Federal Funds Rate and even a higher probability for a cut by year-end. Additionally, according to the Federal Reserve, the 10-year Treasury Bond in a normal environment (without global quantitative easing (QE)) would be 140 basis points higher. Additionally, the spread between inflation and the Federal Funds Rate is substantially below the level of concerns when reviewing Recessions in the past 70 years. Lastly, credit spreads have remained normal.

As detailed in our recent monthly letter regarding UNAVX’s worst cumulative monthly drawdowns (“CMD”) followed by how many months to recover, after having recouped 61% of the declines in the first month UNAVX has now recovered roughly 86% of the declines and stands 1.86% from an all-time high, three months since the trough.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the USA Mutuals Navigator Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783. As of July 27, 2018, the USA Mutuals Navigator Fund’s gross expense ratio was 3.17%.

DISCLOSURES:

Past performance does not guarantee future results.

Opinions expressed are those of USA Mutuals Advisors, Inc. and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

This report is authorized for use when preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. For a complete list of Fund holdings, please see the Portfolio of Investments in this report.

Mutual fund investing involves risk; principal loss is possible.

The Vice Fund will concentrate its net assets in vice industries, including the alcohol beverages, tobacco, gaming and defense/aerospace industries. The Vice Fund may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries. The Vice Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Vice Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit and management risks, and the risk that a position could not be closed when most advantageous. Investing in derivatives could result in losing more than the amount invested. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Simultaneous with the commencement of the Navigator Fund’s investment operations on October 13, 2017, the Goldman Navigator Fund, L.P., a limited partnership managed by Mr. Steven Goldman, the Navigator Fund’s portfolio manager (the “Navigator Predecessor Partnership”), converted into the Institutional Class shares of the Navigator Fund by contributing all of its assets to the Navigator Fund in exchange for Institutional Class shares of the Navigator Fund. From its inception in 2002 through 2012, the Navigator Predecessor Partnership was managed as a proprietary account of the portfolio manager, and was converted to a limited partnership in 2012. From its inception in 2002 through October 13, 2017, the Navigator Predecessor Partnership maintained investment policies, objectives, guidelines, and restrictions that were, in all material respects, equivalent to those of the Navigator Fund, and at the time of the conversion, the Navigator Predecessor Partnership was managed by the same portfolio manager as the Navigator Fund. Such portfolio manager managed the Navigator Predecessor Partnership since its inception in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Navigator Fund. The Navigator Fund’s performance for periods before October 13, 2017 is that of the Navigator Predecessor Partnership and includes the expenses of the Navigator Predecessor Partnership. The performance includes gains or losses plus income and the reinvestment of all dividends and interest. All returns reflect the deduction of all actual fees and expenses, paid by the Navigator Predecessor Partnership, without provision for state or local taxes. If the Navigator Predecessor Partnership’s performance was adjusted to reflect the projected first year expenses of the Navigator Fund, the performance for all periods would have been lower than that stated.

The performance returns of the Navigator Predecessor Partnership are audited. The Navigator Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have adversely affected its performance. On a going forward basis after October 13, 2017, the Navigator Fund performance is calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total returns for the Navigator Predecessor Partnership. Please refer to the Financial Statements section of the Navigator Fund’s SAI to review additional information regarding the Navigator Predecessor Partnership.

You cannot invest directly in an index.

The Funds are distributed by Compass Distributors, LLC

Definitions

Basis point: one hundredth of one percent, used chiefly in expressing differences of interest rates.

S&P 500 Index: An American stock market index based on the market capitalizations of 500 large companies having common stock listed on the New York Stock Exchange or The NASDAQ Stock Market LLC.

PE Ratio: Price-to-Earnings Ratio is a ratio used to value a company.

Cumulative Monthly Drawdown (CMD): the peak-to-trough decline during a specific recorded period of an investment, fund or commodity security.

G-8: An organization composed of eight of the most powerful and influential countries in the world. Composed of United States, France, the United Kingdom, Canada, Germany, Russia, Italy, and Japan.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A and Class C shares only) and (2) ongoing costs, including advisory fees, distribution (12b-1) fees (Investor Class, Class A and Class C shares only) and other Fund expenses. If you purchase Class A shares of the USA Mutuals Vice Fund you will pay an initial maximum sales charge of up to 5.75% when you invest. A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase. A 1.00% contingent deferred sales charge is imposed on Class C shares redeemed within 12 months of purchase. The Investor Class shares and Institutional Class shares do not charge a sales load. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/18 – 3/31/19).

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses  you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).

EXPENSE EXAMPLE (Unaudited) (Continued)

Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	October 1,	March 31,	October 1, 2018 -	Expense
	2018	2019	March 31, 2019*	Ratio
Based on Actual
Fund Returns
USA Mutuals Vice Fund
Institutional Class	$1,000.00	$ 980.50	$ 6.12	1.24%
Investor Class	1,000.00	979.20	7.35	1.49
Class A	1,000.00	979.10	7.35	1.49
Class C	1,000.00	975.60	11.03	2.24
USA Mutuals Navigator Fund
Institutional Class	$1,000.00	$ 981.40	$ 9.83	1.99%

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	October 1,	March 31,	October 1, 2018 –	Expense
	2018	2019	March 31, 2019*	Ratio
Based on Hypothetical
5% Yearly Returns
USA Mutuals Vice Fund
Institutional Class	$1,000.00	$1,018.75	$ 6.24	1.24%
Investor Class	1,000.00	1,017.50	7.49	1.49
Class A	1,000.00	1,017.50	7.49	1.49
Class C	1,000.00	1,013.76	11.25	2.24
USA Mutuals Navigator Fund
Institutional Class	$1,000.00	$1,015.01	$10.00	1.99%

*	Expenses are equal to the Fund’s annualized expense ratio by class multiplied by the average account value over the period, multiplied by 182/365 to reflect the one half year period.

INVESTMENT HIGHLIGHTS (Unaudited)

Sector Breakdown % Total Investments

USA Mutuals Vice Fund

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

Sector Breakdown % Total Investments

USA Mutuals Navigator Fund

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

Total Returns as of March 31, 2019*

				Average Annual
	Inception	Six	One	Three	Five	Ten	Since
	Date	Months	Year	Years	Years	Years	Inception
USA Mutuals Vice Fund
Institutional Class
(without sales charge)	4/1/14	-1.95%	-8.49%	6.43%	—	—	5.12%
Investor Class
(without sales charge)	8/30/02	-2.08%	-8.87%	6.10%	5.08%	13.18%	9.24%
Class A
(with sales charge)*	12/8/11	-7.71%	-14.25%	3.98%	3.81%	—	9.91%
Class A
(without sales charge)*	12/8/11	-2.09%	-9.03%	6.05%	5.05%	—	10.80%
Class C
(with sales charge)*	12/8/11	-3.41%	-10.41%	5.32%	4.31%	—	10.01%
Class C
(without sales charge)*	12/8/11	-2.44%	-9.51%	5.32%	4.31%	—	10.01%
S&P 500 Index		-1.72%	9.50%	13.51%	10.91%	15.92%	10.76	%(1)
							9.26	%(2)
							14.41	%(3)

(1)	Return as of 4/1/2014 (Institutional Class inception).
(2)	Return as of 8/30/2002 (Investor Class inception).
(3)	Return as of 12/8/2011 (Class A and Class C inception).
*
Returns with sales charges reflect the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class A and Class C. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would be reduced.

The fiscal year performance of the USA Mutuals Navigator Fund noted below therefore excludes performance of the Navigator Predecessor Partnership for periods before October 13, 2017.

				Average Annual
	Inception	Six	One	Three	Five	Ten	Since
	Date	Months	Year	Years	Years	Years	Inception
USA Mutuals
Navigator Fund
Institutional Class	10/13/17	-1.86%	8.54%	—	—	—	7.94%
S&P 500 Index		-1.72%	9.50%	—	—	—	9.54%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted. In the absence of the existing fee waivers, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783.

The returns shown in the tables assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

USA Mutuals Vice Fund – Institutional Class

This chart assumes an initial gross investment of $10,000 made on April 1, 2014 (the commencement of operations).

Hypothetical Comparison of Change in Value of $10,000 Investment

USA Mutuals Vice Fund – Investor Class

This chart assumes an initial gross investment of $10,000 made on March 31, 2009.

Hypothetical Comparison of Change in Value of $10,000 Investment

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

USA Mutuals Vice Fund – Class A and Class C

This chart assumes an initial gross investment of $10,000 made on December 8, 2011 (the commencement of operations).

Hypothetical Comparison of Change in Value of $10,000 Investment

*	Assumes the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class A and Class C.

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

USA Mutuals Navigator Fund – Institutional Class

This chart assumes an initial gross investment of $10,000 made on October 13, 2017 (the commencement of operations).

Hypothetical Comparison of Change in Value of $10,000 Investment

PORTFOLIO OF INVESTMENTS

USA Mutuals Vice Fund
March 31, 2019

COMMON STOCKS 99.2%	Shares	Value
Administrative & Support Services 0.6%
Mastercard Inc. - Class A	4,000	$941,800
		941,800
Aerospace & Defense 25.8%*
The Boeing Co.	19,000	7,246,980
General Dynamics Corp.	30,000	5,078,400
Honeywell International Inc.	22,200	3,528,024
L3 Technologies, Inc.(i)	19,500	4,024,215
Lockheed Martin Corp.	20,000	6,003,200
Northrop Grumman Corp.	17,700	4,771,920
Raytheon Co.	40,800	7,428,864
United Technologies Corp.	27,000	3,480,030
		41,561,633
Alcoholic Beverages 24.3%
Anheuser-Busch InBev SA/NV(b)	35,000	2,935,185
Brown-Forman Corp. - Class B(i)	152,000	8,022,560
Carlsberg A/S - Class B(b)	15,000	1,873,366
Constellation Brands, Inc. - Class A	45,400	7,959,982
Davide Campari-Milano S.p.A(b)	160,000	1,570,457
Diageo PLC - ADR(b)	44,750	7,321,548
Heineken N.V.(b)	45,000	4,749,063
Pernod Ricard S.A.(b)	26,500	4,756,243
		39,188,404
Casinos, Gambling & Lotteries 31.3%*
Boyd Gaming Corp.(i)	72,000	1,969,920
Churchill Downs Inc.	69,000	6,227,940
Galaxy Entertainment Group Ltd.(b)	1,180,000	8,034,574
Las Vegas Sands Corp.	139,000	8,473,440
Melco Crown Entertainment Ltd. - ADR(b)	108,900	2,460,051
MGM Resorts International(i)	260,000	6,671,600
Sands China Ltd.(b)	900,000	4,522,959
Wynn Macau, Ltd.(b)	1,574,600	3,710,864
Wynn Resorts, Ltd.(i)	70,000	8,352,400
		50,423,748

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Vice Fund
March 31, 2019

COMMON STOCKS 99.2% (Continued)	Shares	Value
Pharmaceuticals 3.1%
Aurora Cannabis, Inc.(a)(b)(i)	142,500	$1,289,202
Canopy Growth Corp.(a)(b)(i)	34,500	1,492,715
Cronos Group, Inc.(a)(b)(i)	70,000	1,285,966
HEXO Corp.(a)(b)(i)	150,000	991,132
		5,059,015
Restaurants and Other Eating Places 0.5%
Starbucks Corp.(i)	10,000	743,400
		743,400
Tobacco Manufacturing 13.6%
Altria Group, Inc.(i)	127,000	7,293,610
Imperial Tobacco Group PLC(b)	1,879	64,230
Japan Tobacco Inc.(b)	172,000	4,260,038
KT&G Corp.(b)	44,750	4,080,367
Philip Morris International Inc.	71,000	6,275,690
		21,973,935
Total Common Stocks (Cost $111,297,911)		159,891,935

PREFERRED STOCKS 0.1%
Aerospace & Defense 0.0%
Rolls-Royce Holdings PLC - C Share(a)(b)	2,300,000	2,996

Alcoholic Beverages 0.1%
Zodiac Spirits, LLC - Class A(a)(d)(e)(f)(g)	5,000	125,000
Total Preferred Stocks (Cost $5,002,963)		127,996

	Principal
CORPORATE BOND 0.0%	Amount
Tobacco Manufacturing 0.0%
Bio Soil Enhancers, Inc.
Maturity Date 11/24/2020, Coupon Rate 12.00%(d)(e)(g)(h)	$1,500,000	—
Total Corporate Bond (Cost $1,500,000)		—

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Vice Fund
March 31, 2019

WARRANTS 0.0%	Shares	Value
Tobacco Manufacturing 0.0%
Bio Soil Enhancers, Inc.(a)(d)(e)(g)	150,000	$750
Total Warrants (Cost $0)		750

SHORT-TERM INVESTMENT 0.5%
Investment Company 0.5%
First American Treasury Obligations Fund - Class X, 2.33%(c)	890,047	890,047
Total Short-Term Investment (Cost $890,047)		890,047

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 12.2%
Mount Vernon Liquid Assets Portfolio, LLC, 2.63%(c)(j)	19,675,669	19,675,669
Total Investments Purchased with Cash
Proceeds from Securities Lending (Cost $19,675,669)		19,675,669
Total Investments (Cost $138,366,590) 112.0%		180,586,397
Liabilities in Excess of Other Assets (12.0)%		(19,368,316)
TOTAL NET ASSETS 100.0%		$161,218,081

*	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	This security has a fluctuating yield. The yield is the 7-day yield as of March 31, 2019.
(d)
Illiquid restricted security; fair value is determined by the Valuation Committee as delegated by the USA Mutuals Board of Trustees. At March 31, 2019, the value of these securities total $125,750 which represents 0.08% of total net assets.

(e)	Private Placement.
(f)	Affiliated Issuer. See Note 3.
(g)	Level 3 security whose value was determined using significant unobservable inputs. See Note 2.
(h)	Security in default.
(i)	This security or portion of this security is out on loan at March 31, 2019. Total value of securities on loan is $19,211,611.
(j)	This security was purchased with cash proceeds from securities lending.
ADR – American Depositary Receipt.
PLC – Public Limited Company.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Navigator Fund
March 31, 2019

			Principal
	Maturity		Amount/
SHORT-TERM INVESTMENTS 94.7%	Date	Yield	Shares	Value
U.S. Treasury Bills 79.5%
United States Treasury Bill	4/4/19	2.383%	$4,000,000	$3,999,215
United States Treasury Bill	4/11/19	2.398%	2,000,000	1,998,684
United States Treasury Bill(a)	4/25/19	2.363%	1,000,000	998,444
United States Treasury Bill(a)	5/16/19	2.389%	4,500,000	4,486,738
United States Treasury Bill(a)	5/30/19	2.380%	2,000,000	1,992,305
United States Treasury Bill(a)	6/6/19	2.388%	17,000,000	16,926,603
United States Treasury Bill(a)	7/25/19	2.396%	2,000,000	1,984,929
United States Treasury Bill(a)	8/8/19	2.404%	600,000	594,915
United States Treasury Bill(a)	8/22/19	2.411%	1,500,000	1,485,871
United States Treasury Bill	8/29/19	2.392%	5,000,000	4,950,990
United States Treasury Bill	9/12/19	2.404%	5,000,000	4,946,187
United States Treasury Bill	9/19/19	2.407%	5,000,000	4,943,831
Total U.S. Treasury Bills (Cost $49,298,203)				49,308,712
Investment Company 15.2%
First American Government
Obligations Fund - Class X, 2.33%(b)			9,413,601	9,413,601
Total Investment Company (Cost $9,413,601)				9,413,601
Total Short-Term Investments (Cost $58,711,804)				58,722,313
Total Investments (Cost $58,711,804) 94.7%				58,722,313
Other Assets in Excess of Liabilities 5.3%				3,303,655
TOTAL NET ASSETS 100.0%				$62,025,968

(a)	Includes assets to satisfy the margin requirements for derivative contracts. Total value of collateral is $24,177,500.
(b)	This security has a fluctuating yield. The yield listed is the 7-day yield as of March 31, 2019.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF FUTURES CONTRACTS

USA Mutuals Navigator Fund
March 31, 2019

				Value
	Notional	Number of	Settlement	Unrealized	Unrealized
Description	Amount	Contracts	Month- Year	Appreciation	(Depreciation)
Long Contracts:
S&P 500 E-MINI	$51,364,180	362	Jun-19	$833,351	$—
Total Long Contracts				$833,351	$—
Net Unrealized Appreciation				$833,351

The accompanying notes are an integral part of these financial statements.

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities
March 31, 2019

	USA Mutuals	USA Mutuals
	Vice Fund	Navigator Fund
ASSETS
Investments, at cost
Unaffiliated issuers	$133,366,590	$58,711,804
Affiliated issuers (Note 3)	5,000,000	—
Investments, at value
Unaffiliated issuers (Including $19,211,611 and $0 of
securities on loan, respectively)	$180,461,397	$58,722,313
Affiliated issuers (Note 3)	125,000	—
Cash	1,008	—
Due from brokers	1,974	—
Dividend and interest receivable	510,664	15,714
Dividend tax reclaim receivable	107,650	—
Receivable for capital shares sold	97,020	208,618
Receivable from securities lending agent	21,081	—
Receivable for variation margin on futures contracts	—	304,080
Deposits with brokers for futures	—	2,864,126
Other assets	24,982	20,214
TOTAL ASSETS	181,350,776	62,135,065
LIABILITIES
Payable upon return of securities loaned	19,675,669	—
Payable for distribution fees	40,304	—
Payable to Trustees	9,444	7,896
Payable to Advisor	117,958	70,898
Payable for capital shares redeemed	186,386	7,971
Accrued expenses and other liabilities	102,934	22,332
TOTAL LIABILITIES	20,132,695	109,097
NET ASSETS	$161,218,081	$62,025,968

Net assets consist of:
Paid-in capital	$122,461,842	$60,420,234
Total distributable earnings	38,756,239	1,605,734
NET ASSETS	$161,218,081	$62,025,968

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Continued)
March 31, 2019

	USA Mutuals	USA Mutuals
	Vice Fund	Navigator Fund
Institutional Class:
Net assets	$10,445,290	$62,025,968
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	352,889	2,814,302
Net asset value, redemption price
and offering price per share	$29.60	$22.04
Investor Class:
Net assets	$126,599,039
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	4,338,489
Net asset value, redemption price
and offering price per share	$29.18
Class A:
Net assets	$11,531,051
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	397,487
Net asset value, redemption price
and minimum offering price per share (may be subject
to contingent deferred sales charge)(1)	$29.01
Maximum offering price per share (net asset value
per share divided by 0.9425)(2)	$30.78
Class C:
Net assets	$12,642,701
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	445,010
Net asset value, redemption price
and offering price per share (may be subject
to contingent deferred sales charge)(3)	$28.41

(1)	A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on share purchases of $1 million or more that are redeemed within 18 months of purchase.
(2)	Reflects a maximum sales charge of 5.75%.
(3)	A CDSC of 1.00% may be charged on shares redeemed within 12 months of purchase.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations
For the Year Ended March 31, 2019

	USA Mutuals	USA Mutuals
	Vice Fund	Navigator Fund
INVESTMENT INCOME
Dividend income (Net of foreign withholding
tax of $113,910 and $0, respectively)	$4,883,045	$—
Interest income	—	798,018
Securities lending income (net)	26,665	—
TOTAL INVESTMENT INCOME	4,909,710	798,018

EXPENSES
Advisory fees (Note 3)	1,817,449	675,148
Distribution fees - Investor Class (Note 3)	379,799	—
Distribution fees - Class A (Note 3)	33,641	—
Distribution fees - Class C (Note 3)	141,719	—
Administration, fund accounting and custody fees	220,230	44,505
Transfer agent fees and expenses	160,019	50,451
Legal fees	67,639	30,422
Federal and state registration fees	66,870	19,396
Trustees’ fees and related expenses	28,911	22,612
Audit fees	25,995	16,913
Chief compliance officer fees and expenses	24,400	22,211
Reports to shareholders	17,010	6,611
Offering expenses	—	25,404
Other expenses	21,182	8,394
TOTAL EXPENSES BEFORE
INTEREST EXPENSE	3,004,864	922,067
Interest expense (Note 6)	58	—
TOTAL EXPENSES	3,004,922	922,067
Less waivers and reimbursements by Advisor (Note 3)	(77,456)	(154,328)
NET EXPENSES	2,927,466	767,739
NET INVESTMENT INCOME	1,982,244	30,279

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations (Continued)
For the Year Ended March 31, 2019

	USA Mutuals	USA Mutuals
	Vice Fund	Navigator Fund
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS, FUTURES CONTRACTS,
OPTION CONTRACTS, AND
FOREIGN CURRENCY
TRANSLATION
Net realized gain (loss) from:
Investments in securities of unaffiliated issuers	$2,727,075	$(2,561)
Futures contracts	—	(595,207)
Written options (Note 2)	6,859	—
Foreign currency translation	(19,869)	—
Change in net unrealized appreciation/(depreciation) on:
Investments	(26,602,930)	16,401
Futures contracts	—	2,162,739
Foreign currency translation	453	—
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS, FUTURES CONTRACTS,
OPTION CONTRACTS, AND
FOREIGN CURRENCY
TRANSLATION	(23,888,412)	1,581,372
NET INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(21,906,168)	$1,611,651

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	USA Mutuals Vice Fund

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
FROM OPERATIONS
Net investment income	$1,982,244	$1,938,744
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	2,727,075	1,647,437
Purchased options	—	(2,991)
Written options	6,859	767,574
Foreign currency translation	(19,869)	(21,781)
Change in net unrealized appreciation/(depreciation) on:
Investments	(26,602,930)	32,191,931
Written options	—	528,754
Foreign currency translation	453	(1,126)
Net increase (decrease) in net assets from operations	(21,906,168)	37,048,542

FROM DISTRIBUTIONS
Net distributions to shareholders:
Institutional Class	(117,658)	(349,691)
Investor Class	(1,367,713)	(6,090,771)
Class A	(121,194)	(518,571)
Class C	(66,773)	(454,958)
Net decrease in net assets from distributions paid	(1,673,338)	(7,413,991)*

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
Proceeds from sale of shares	20,701,601	29,007,985
Net asset value of shares issued in reinvestment
of distributions to shareholders	1,573,094	7,039,816
Payments for shares redeemed	(72,058,163)	(61,447,813)
Net decrease in net assets from capital share transactions	(49,783,468)	(25,400,012)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(73,362,974)	4,234,539

NET ASSETS
Beginning of year	234,581,055	230,346,516
End of year	$161,218,081	$234,581,055 **

*
Includes net investment income distributions of $118,353, $1,908,997, $165,333 and $78,477, and net realized gain distributions of $231,338, $4,181,774, $353,238 and $376,481 for the Institutional Class, Investor Class, Class A and Class C, respectively.

**	Includes accumulated net investment income of $543,338.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	USA Mutuals Navigator Fund

		October 13, 2017(1)
	Year Ended	through
	March 31, 2019	March 31, 2018
FROM OPERATIONS
Net investment income (loss)	$30,279	$(77,143)
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	(2,561)	—
Futures contracts	(595,207)	1,941,712
Change in net unrealized appreciation/(depreciation) on:
Investments	16,401	(5,892)
Futures contracts	2,162,739	(1,329,388)
Net increase in net assets from operations	1,611,651	529,289

FROM DISTRIBUTIONS
Net distributions to shareholders:
Institutional Class	(408,558)	(126,648)*
Net decrease in net assets from distributions paid	(408,558)	(126,648)

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
Proceeds from sale of shares	52,599,788	5,789,285
Proceeds from shares issued from transfer in-kind	—	19,863,326
Net asset value of shares issued in reinvestment
of distributions to shareholders	391,084	126,648
Payments for shares redeemed	(15,293,064)	(3,056,833)
Net increase in net assets from capital share transactions	37,697,808	22,722,426
TOTAL INCREASE IN NET ASSETS	38,900,901	23,125,067

NET ASSETS
Beginning of year	23,125,067	—
End of year	$62,025,968	$23,125,067 **

(1)	Commencement of operations.
*	Represents net realized gain distributions of $126,648.
**	Includes accumulated net investment income of $0.

The accompanying notes are an integral part of these financial statements.

 (This Page Intentionally Left Blank.)

FINANCIAL STATEMENTS

Financial Highlights – Institutional Class	USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each year presented.

	Year Ended March 31,
	2019	2018	2017	2016	2015(1)
Net Asset Value, Beginning of Year	$32.68	$28.74	$30.94	$29.30	$29.77
Income (loss) from investment operations:
Net investment income(2)	0.41	0.38	0.52	0.47	0.50
Net realized and unrealized
gain (loss) on investments	(3.20)	4.64	2.92	1.57	(0.76	)(5)
Total from investment operations	(2.79)	5.02	3.44	2.04	(0.26)
Less distributions paid:
From net investment income	(0.21)	(0.37)	(0.55)	(0.40)	(0.21)
From net realized gain on investments	(0.08)	(0.71)	(5.09)	—	—
Total distributions	(0.29)	(1.08)	(5.64)	(0.40)	(0.21)
Net Asset Value, End of Year	$29.60	$32.68	$28.74	$30.94	$29.30
Total Return	(8.49)%	17.52%	12.47%	7.07%	(0.89)%
Supplemental Data and Ratios:
Net assets at end of year (000’s)	$10,445	$12,152	$3,161	$123	$41
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	1.30%	1.28%	1.27%	1.23%	1.19%
After waiver and
expense reimbursement(3)	1.24%	1.24%	1.24%	1.23%	1.19%
Ratio of net investment income
to average net assets:
Before waiver
and expense reimbursement	1.31%	1.17%	1.74%	1.58%	1.68%
After waiver and
expense reimbursement(3)	1.37%	1.21%	1.77%	1.58%	1.68%
Portfolio turnover rate(4)	14.69%	19.53%	56.05%	58.27%	77.77%

(1)	The USA Mutuals Vice Fund Institutional Class shares commenced operations on April 1, 2014.
(2)	Calculated using the average shares outstanding method.
(3)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2019, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.24%.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Due to the timing of capital share transactions, the per share amount of the net realized and unrealized loss on investments varies from the amounts shown in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each year presented.

	Year Ended March 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$32.31	$28.45	$30.64	$29.05	$29.40
Income (loss) from investment operations:
Net investment income(1)	0.32	0.27	0.33	0.33	0.37
Net realized and unrealized
gain (loss) on investments	(3.20)	4.61	3.00	1.61	(0.33)
Total from investment operations	(2.88)	4.88	3.33	1.94	0.04
Less distributions paid:
From net investment income	(0.17)	(0.31)	(0.43)	(0.35)	(0.40)
From net realized gain on investments	(0.08)	(0.71)	(5.09)	—	—
Total distributions	(0.25)	(1.02)	(5.52)	(0.35)	(0.40)
Paid-in capital from
redemption fees (Note 2)	—	—	—	0.00 (2)	0.01
Net Asset Value, End of Year	$29.18	$32.31	$28.45	$30.64	$29.05
Total Return	(8.87)%	17.24%	12.15%	6.79%	0.13%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class (Continued)	USA Mutuals Vice Fund

	Year Ended March 31,
	2019	2018	2017	2016	2015
Supplemental Data and Ratios:
Net assets at end of year (000’s)	$126,599	$189,274	$194,217	$187,344	$217,848
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	1.53%	1.53%	1.49%	1.48%	1.44%
After waiver and
expense reimbursement(3)	1.49%	1.49%	1.49%	1.48%	1.44%
Ratio of net investment income
to average net assets:
Before waiver
and expense reimbursement	1.03%	0.83%	1.08%	1.13%	1.27%
After waiver
and expense reimbursement(3)	1.07%	0.87%	1.08%	1.13%	1.27%
Portfolio turnover rate(4)	14.69%	19.53%	56.05%	58.27%	77.77%

(1)	Calculated using the average shares outstanding method.
(2)	Less than one cent per share.
(3)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2019, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.24%. The Advisor had contractually agreed, effective July 29, 2013 through July 31, 2016 to  limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary  expenses) to 1.49% of average net assets of the Fund for Investor Class shares.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A	USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each year presented.

	Year Ended March 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$32.18	$28.33	$30.52	$28.94	$29.30
Income (loss) from investment operations:
Net investment income(1)	0.32	0.27	0.32	0.32	0.38
Net realized and unrealized
gain (loss) on investments	(3.24)	4.60	3.00	1.62	(0.34)
Total from investment operations	(2.92)	4.87	3.32	1.94	0.04
Less distributions paid:
From net investment income	(0.17)	(0.31)	(0.42)	(0.36)	(0.40)
From net realized gain on investments	(0.08)	(0.71)	(5.09)	—	—
Total distributions	(0.25)	(1.02)	(5.51)	(0.36)	(0.40)
Paid-in capital from
redemption fees (Note 2)	—	—	—	0.00 (2)	0.00 (2)
Net Asset Value, End of Year	$29.01	$32.18	$28.33	$30.52	$28.94
Total Return(3)	(9.03)%	17.27%	12.17%	6.79%	0.11%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A (Continued)	USA Mutuals Vice Fund

	Year Ended March 31,
	2019	2018	2017	2016	2015
Supplemental Data and Ratios:
Net assets at end of year (000’s)	$11,531	$16,664	$16,254	$18,219	$22,985
Ratio of expenses to average net assets:
Before waiver
and expense reimbursement	1.53%	1.53%	1.49%	1.48%	1.44%
After waiver
and expense reimbursement(4)	1.49%	1.49%	1.49%	1.48%	1.44%
Ratio of net investment income
to average net assets:
Before waiver
and expense reimbursement	1.04%	0.84%	1.07%	1.11%	1.30%
After waiver
and expense reimbursement(4)	1.08%	0.88%	1.07%	1.11%	1.30%
Portfolio turnover rate(5)	14.69%	19.53%	56.05%	58.27%	77.77%

(1)	Calculated using the average shares outstanding method.
(2)	Less than one cent per share.
(3)	Based on net asset value, which does not reflect the sales charge.
(4)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf  of the Fund, the Advisor has contractually agreed effective through July 31, 2019, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.24%. The Advisor had contractually agreed, effective July 29, 2013 through July 31, 2016 to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Class A shares.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C	USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each year presented.

	Year Ended March 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$31.56	$27.86	$30.00	$28.54	$28.97
Income (loss) from investment operations:
Net investment income(1)	0.10	0.03	0.10	0.11	0.16
Net realized and unrealized
gain (loss) on investments	(3.12)	4.52	2.94	1.58	(0.33	)(2)
Total from investment operations	(3.02)	4.55	3.04	1.69	(0.17)
Less distributions paid:
From net investment income	(0.05)	(0.14)	(0.09)	(0.23)	(0.26)
From net realized gain on investments	(0.08)	(0.71)	(5.09)	—	—
Total distributions	(0.13)	(0.85)	(5.18)	(0.23)	(0.26)
Paid-in capital from
redemption fees (Note 2)	—	—	—	0.00 (3)	0.00	(3)
Net Asset Value, End of Year	$28.41	$31.56	$27.86	$30.00	$28.54
Total Return(4)	(9.51)%	16.38%	11.32%	6.00%	(0.61)%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C (Continued)	USA Mutuals Vice Fund

	Year Ended March 31,
	2019	2018	2017	2016	2015
Supplemental Data and Ratios:
Net assets at end of year (000’s)	$12,643	$16,492	$16,715	$17,378	$20,092
Ratio of expenses to average net assets:
Before waiver
and expense reimbursement	2.28%	2.28%	2.24%	2.23%	2.19%
After waiver
and expense reimbursement(5)	2.24%	2.24%	2.24%	2.23%	2.19%
Ratio of net investment income
to average net assets:
Before waiver
and expense reimbursement	0.30%	0.08%	0.32%	0.38%	0.57%
After waiver and
expense reimbursement(5)	0.34%	0.12%	0.32%	0.38%	0.57%
Portfolio turnover rate(6)	14.69%	19.53%	56.05%	58.27%	77.77%

(1)	Calculated using the average shares outstanding method.
(2)	Due to the timing of capital share transactions, the per share amount of the net realized and unrealized loss on investments varies from the amounts shown in the Statement of Operations.
(3)	Less than one cent per share.
(4)	Based on net asset value, which does not reflect the sales charge.
(5)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf  of the Fund, the Advisor has contractually agreed effective through July 31, 2019, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.24%. The Advisor had contractually agreed, effective July 29, 2013 through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 2.24% of average net assets of the Fund for Class C shares.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Institutional Class	USA Mutuals Navigator Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Year Ended	Period Ended
	March 31, 2019	March 31, 2018(1)
Net Asset Value, Beginning of Period	$20.48	$20.00
Income (loss) from investment operations:
Net investment income (loss)(2)	0.02	(0.07)
Net realized and unrealized gain on investments	1.71	0.68
Total from investment operations	1.73	0.61
Less distributions paid:
From net realized gain on investments	(0.17)	(0.13)
Net Asset Value, End of Period	$22.04	$20.48
Total Return	8.54%	3.02	%(4)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$62,026	$23,125
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	2.39%	3.16	%(5)
After waiver and expense reimbursement(3)	1.99%	1.99	%(5)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement	(0.32)%	(1.95	)%(5)
After waiver and expense reimbursement(3)	0.08%	(0.78	)%(5)
Portfolio turnover rate	0.00%	0.00	%(4)

(1)	The USA Mutuals Navigator Fund Institutional Class shares commenced operations on October 13, 2017.
(2)	Calculated using the average shares outstanding method.
(3)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf  of the Fund, the Advisor has contractually agreed effective through July 31, 2019, to waive its management fee and/or reimburse the Fund to ensure the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.99%.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2019

(1)	Organization
USA Mutuals (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated March 20, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The USA Mutuals Vice Fund (“Vice Fund”) and USA Mutuals Navigator Fund (“Navigator Fund”) (each a “Fund” and collectively the “Funds”), each represent a distinct portfolio with its own investment objective and policies within the Trust. The Funds are diversified funds. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Trust are segregated, and a shareholder’s interest is limited to the Funds in which shares are held. The Vice Fund is currently authorized to offer Class A, Class C, Institutional Class and Investor Class shares. The Navigator Fund is currently authorized to offer Institutional Class and Class Z shares (although currently only offers Institutional Class shares). The classes differ principally in their respective distribution expense arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase.  The sales charge declines as the amount purchased increases in accordance with the Vice Fund’s prospectus. A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase. Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within 12 months of purchase, in accordance with the Vice Fund’s prospectus. The contingent deferred sales charge for these Class C shares is based on the net asset value (“NAV”) of the shares at the time of purchase. Investor Class, Institutional Class and Class Z shares are no-load shares.

The following table presents the class-specific commencement of operations dates for each of the Funds:

Commencement of Operations
	Institutional Class	Investor Class	Class A	Class C
Vice Fund	April 1,	August 30,	December 8,	December 8,
	2014	2002	2011	2011
Navigator Fund	October 13,
	2017	N/A	N/A	N/A

Simultaneous with the commencement of the Navigator Fund’s investment operations on October 13, 2017, the Goldman Navigator Fund, L.P., a limited partnership managed by Mr. Steven Goldman, the Navigator Fund’s portfolio manager (the “Navigator Predecessor Partnership”), converted into the Institutional Class shares of the Navigator Fund by contributing all of its assets to the Navigator Fund in exchange for Institutional Class shares of the Navigator Fund.  The total amount of the contribution was $19,863,326, consisting of securities, cash, and other receivables which were recorded at value as of the

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2019

date of the conversion. The transaction was considered non-taxable by management for tax purposes. As a result of the in-kind contribution, the Navigator Fund issued 993,166 shares at a $20.00 per share NAV.

The Funds are managed by USA Mutuals Advisors, Inc. (the “Advisor”). The investment objective of the Vice Fund is long-term growth of capital. The investment objective of the Navigator Fund is capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the S&P 500 Index in bull markets, and less or negatively correlated in bear markets.

(2)	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(a) Investment Valuation
Securities traded on a national securities exchange; except those listed on the NASDAQ Stock Market LLC (“NASDAQ”), are valued at the latest reported sale price on such exchange. Exchange traded securities and funds for which there were no transactions are valued at the mean between the most recent quoted bid and ask prices at the close of the exchange or at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service. Mutual funds are valued at their respective NAVs.

All equity securities that are listed on NASDAQ are valued using the NASDAQ Official Closing Price. Debt securities, including U.S. Treasury Bills, are valued at the mean in accordance with prices furnished by an approved independent pricing service, subject to review by the Funds’ Advisor. Securities for which market quotations are not readily available and other assets for which market quotations do not accurately reflect fair value or if the value of a security held by the Funds has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), may be valued at their fair value as determined by the Advisor under the supervision of the Funds’ Board of Trustees. When determining fair value, the following factors, among others, may be taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2019

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and the lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded. Non-exchange traded options will also be valued at the mean between bid and asked prices. Non-exchange traded options and options valued using mean prices when there were no trades as of measurement date will be classified as Level 2 investments. “Fair value” of other private options are valued by the Valuation Committee under the supervision of the Funds’ Board of Trustees.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV on the valuation date, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (the “NYSE”), generally 4:00 p.m. Eastern Time.

Futures contracts are valued at the settlement price at the close of trading on such exchange or board of trade. If reliable market quotations are not readily available, the futures contracts shall be valued at a price supplied by an approved independent pricing service. If the prices provided by the pricing service and independent quoted prices are unreliable, the futures contracts are valued by the Valuation Committee under the supervision of the Funds’ Board of Trustees. Futures are generally categorized as Level 1 of the fair value hierarchy.

Shares of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 investments.

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2019

Level 2 –	Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 –	Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the Valuation Committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered. Because of the inherent uncertainty of valuations, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market from the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has adopted these amendments as currently required and these are reflected in the Funds’ financial statements and related disclosures. Certain prior year information has been adjusted to conform with these amendments.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2019

The following is a summary of the inputs used to value the Vice Fund's investments as of March 31, 2019:

Vice Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$159,891,935	$—	$—	$159,891,935
Preferred Stocks	—	2,996	125,000	127,996
Corporate Bond	—	—	—	—
Warrants	—	—	750	750
Short-Term Investment	890,047	—	—	890,047
Investments Purchased with
Cash Proceeds from
Securities Lending	—	19,675,669	—	19,675,669
Total*	$160,781,982	$19,678,665	$125,750	$180,586,397

*	Additional information regarding the industry classification of these investments is disclosed in the Portfolio of Investments.

There were no transfers into or out of Level 3 fair value measurements during the reporting period for the Vice Fund.

The following is a reconciliation of the Vice Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended March 31, 2019:

Investments in Securities
Year Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	March 31, 2019
Fair Value as of March 31, 2018	$3,875,750
Realized gain (loss)	(295,000)
Change in net unrealized appreciation (depreciation)	1,250,000
Sales	(4,705,000)
Fair Value as of March 31, 2019	$125,750
Total change in net unrealized (depreciation) relating to Level 3
investments still held at March 31, 2019	$(250,000)

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2019

The following is a summary of quantitative information about significant unobservable valuation inputs for the Vice Fund for Level 3 Fair Value Measurements for investments held as of March 31, 2019:

	Fair Value as of	Valuation	Unobservable
Investments	March 31, 2019	Technique	Inputs
Zodiac Spirits, LLC –		Discounted	Projected
Class A – Preferred	$125,000	Cash Flow	Case Sales

Bio Soil Enhancers, Inc. –		Cash Flow	Projected
Corporate Bond	$—		Revenue

Bio Soil Enhancers, Inc. –			Projected
Warrants		Black	Revenue
	$750	Scholes	Multiple

The following is a summary of the inputs used to value the Navigator Fund’s investments and derivative investments as of March 31, 2019:

Navigator Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments
U.S. Treasury Bills	$—	$49,308,712	$—	$49,308,712
Investment Company	9,413,601	—	—	9,413,601
Total Short-Term Investments	$9,413,601	$49,308,712	$—	$58,722,313
Futures Contracts
Long Futures Contracts	$833,351	$—	$—	$833,351
Total Futures Contracts	$833,351	$—	$—	$833,351

There were no transfers into or out of Level 3 fair value measurements during the reporting period for the Navigator Fund.

(b)	Federal Income Taxes
Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and will make the requisite distributions of income and capital gains to its shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management has reviewed the Funds’ tax positions for all tax periods open to examination by the applicable U.S. federal and state tax jurisdictions. As of and during the year ended March 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statement of Operations. The statute of limitations on the Vice Fund’s tax returns remains open for the years ended March 31, 2016 through March 31, 2019 and since inception for the Navigator Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2019

As of March 31, 2019, the components of distributable earnings on a tax basis for the Funds were as follows:

	Vice Fund	Navigator Fund
Cost basis of investments for
federal income tax purposes	$142,573,882	$58,711,804
Gross tax unrealized appreciation	53,353,536	10,517
Gross tax unrealized depreciation	(15,341,030)	(8)
Net tax unrealized appreciation	38,012,506	10,509
Undistributed ordinary income	98,712	654,728
Undistributed long-term gains	889,509	940,497
Other accumulated loss	(244,488)	—
Total distributable earnings	$38,756,239	$1,605,734

The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales and partnership basis adjustments.

At March 31, 2019, the Funds did not have any capital loss carry forwards or post-October losses.

(c)	Distributions to Shareholders
The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex- dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Funds may utilize earnings and profits distributed to shareholders  on  redemptions  of  shares  as  part  of  the  dividends paid deduction (“equalization”). The tax character of distributions paid by the Funds during the year ended March 31, 2019 and year or period ended March 31, 2018 were as follows:

	Year Ended		Year or Period Ended
	March 31, 2019		March 31, 2018
	Ordinary	Long-Term	Ordinary		Long-Term
	Income	Capital Gains	Income		Capital Gains
Vice Fund	$1,168,014	$505,324	$4,386,109		$3,027,882
Navigator Fund	$144,105	$264,453	$23,685	(1)	$102,963	(1)

(1)	For the period from October 13, 2017 through March 31, 2018.

(d)	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2019

(e)	Share Valuation
The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by a Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

(f)	Short Positions
Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. A Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, a Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2(a) above. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. During the year ended March 31, 2019, the Vice Fund and Navigator Fund were not invested in short positions.

(g)	Options
The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the fair value of an option. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2019

period. An option that is purchased or written by a Fund is generally valued at the composite price based on the last trade on a given business day or, if there are no trades for the option, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded. Non-exchange traded options will also be valued at the mean between bid and asked prices. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from written options. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund.

A Fund may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purpose consistent with a Fund’s investment objective. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to a Fund.

(h)	Derivative Instruments
The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statements of Assets and Liabilities and Statements of Operations. Only the current day variation margin on futures contracts is separately reported within the Funds’ Statements of Assets and Liabilities. The cumulative unrealized appreciation/depreciation of futures contracts, if any, is reported on a Fund’s Schedules of Futures Contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Funds’ Statements of Operations.

The following tables present derivative assets and liabilities net of amounts available for offset and net of related collateral received or pledged, if any, as of March 31, 2019.

Navigator Fund

Assets:		Gross	Net
		Amounts	Amounts	Gross Amounts not
		Offset	Presented	offset in the Statement
		in the	in the	of Assets and Liabilities
	Gross	Statement	Statement
	Amounts of	of	of		Collateral
	Recognized	Assets and	Assets and	Financial	Pledged	Net
Description	Assets	Liabilities	Liabilities	Instruments	(Received)	Amount
Futures contracts(a)	$304,080	$ —	$304,080	$ —	$ —	$304,080

(a)
Reflects the current day variation margin for futures contracts. Unrealized appreciation (depreciation) is reported on the Navigator Fund’s Schedule of Futures Contracts. Collateral presented may not represent the full balance of amounts pledged or received. See the Portfolio of Investments and the Statement of Assets and Liabilities for additional information on collateral as of March 31, 2019.

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2019

The following table presents the fair value of derivative instruments for the Navigator Fund at March 31, 2019 as presented on the Navigator Fund’s Statement of Assets and Liabilities. The Vice Fund did not hold any derivative instruments as of March 31, 2019.

Derivatives not accounted	Fair Value
for as hedging instruments	Assets	Liabilities
Navigator Fund
Futures Contracts(a)
Long Contracts
Stock Indices	$833,351	$—
Total Long Contracts	833,351	—
Total Futures Contracts	$833,351	$—

(a)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Navigator Fund’s Schedule of Open Futures Contracts. Only the current day variation margin for futures contracts is separately reported within the Navigator Fund’s Statement of Assets and Liabilities.

The following table presents the trading results of the derivative trading and information related to the volume of the Funds’ derivative activity for the year ended March 31, 2019. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Funds’ Statements of Operations.

	Gain (Loss) from Trading
		Net Change
	Net Realized	in Unrealized
Vice Fund
Written Option Contracts	$6,859	$—

Navigator Fund
Futures Contracts
Stock Indices	$(595,207)	$2,162,739
Total Futures Contracts	$(595,207)	$2,162,739

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the year were:

	Average Notional Amount
	Long Contracts	Short Contracts
Vice Fund
Option Contracts	$—	$630,075

	Long Contracts	Short Contracts
Navigator Fund
Futures Contracts	$38,903,420	$—

The average notional amounts reflect the year ended March 31, 2019. Please refer to the Funds’ prospectuses for a listing of risks associated with these investments.

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2019

(i)	Other
Investment transactions and shareholder transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Expenses incurred by the Funds that do not relate to a specific Fund or Class are allocated to the individual Funds and Classes based on each Fund’s and Class’s relative net assets or other appropriate basis (as determined by the Board of Trustees).

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

(j)	Foreign Currency Translation
Values of investments denominated in foreign currencies are translated to U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of the securities held. Such gains or losses are included with the net realized and unrealized gain or (loss) from investments, as appropriate.

Reported net realized foreign exchange gains or losses are from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign with-holding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at March 31, 2019, resulting from changes in exchange rates.

Foreign securities may involve more risks than those associated with U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self- sufficiency. Additional risks include currency fluctuations, political and economic instability, imposition of foreign withholding taxes, differences in financial reporting standards and less stringent regulation of securities markets.

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2019

(k)	Reclassifications of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended March 31, 2019, the following table shows the reclassifications made:

	Total Distributable Earnings	Paid-in Capital
Vice Fund	$22,166	$(22,166)
Navigator Fund	$ —	$ —

(l)	Subsequent Events
In preparing these financial statements, management has performed an evaluation of subsequent events after March 31, 2019 through the date the financial statements were issued and determined that there were no subsequent events that would require adjustment to or additional disclosure in the financial statements.

(m)	Offering Costs
Offering Costs are capitalized and expensed over 12 months on a straight-line basis and are subject to the expense waiver and reimbursement agreement. See Note 3. During the year ended March 31, 2019, the Navigator Fund expensed $25,404. At March 31, 2019, there are no remaining amount of offering costs to be expensed for the Navigator Fund.

(n)	Securities Lending
The Vice Fund may lend investment securities to investors who borrow securities in order to complete certain transactions. By lending investment securities, the Vice Fund attempts to increase its net investment income through the receipt of interest earned on loan collateral. Any increase or decline in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Vice Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risk may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. It is the Vice Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

The Vice Fund lends securities and receives cash, cash equivalents, or other securities as collateral. Initial collateral levels shall not be less than 102% of the market value of the borrowed securities (105% if the collateral and the borrowed securities are denominated in different currencies). Marking to market is performed every business day (subject to de minimis rules of change in market value) for the Vice Fund and each borrower is required to deliver additional collateral when necessary so that the total collateral held in the account for all loans of the Vice Fund to the borrower will not be less than 100% of the market value of all the borrowed securities loaned to the borrower by the Vice Fund. Any cash, cash equivalents, or other securities received as collateral is invested by the securities lending agent, U.S. Bank National Association, in accordance with pre-established guidelines as set

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2019

forth in the securities lending agreement. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (an open-end regulated investment company with an overnight and continuous maturity) of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit and is shown on the investment portfolio for the Vice Fund. The cash collateral, if any, is reflected in the Vice Fund’s Statement of Assets and Liabilities in the line item labeled “Investments, at value.” A portion of the interest received on the loan collateral is retained by the Vice Fund and the remainder is rebated to the borrower of the securities. From the interest retained by the Vice Fund, 30% is paid to the securities lending agent for the Vice Fund for its services. The net amount of interest earned, after the interest rebate and the allocation to the securities lending agent, is included in the Statement of Operations as securities lending income. The value of loaned securities and related collateral outstanding at March 31, 2019 is as follows:

	Value of	Value of
Fund	Loaned Securities	Cash Collateral
Vice Fund	$19,211,611	$19,675,669

The Vice Fund has earned income on securities lending (after rebates to borrowers and allocation to the securities lending agent) as follows:

Fund	Net Income Earned
Vice Fund	$26,665

(3)	Transactions with Affiliates
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom officers of the Trust are affiliated, to furnish investment advisory services to the Funds.

Under the terms of the Agreement, the Advisor is entitled to receive a fee as follows:

	Annual Advisory Fee
	as a Percentage of the	Management Fees for
	Average Daily Net	the Year Ended
	Assets of the Fund	March 31, 2019
Vice Fund	0.95%	$1,817,449
Navigator Fund	1.75%	675,148

Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Vice Fund and Navigator Fund, the Advisor has contractually agreed effective through July 31, 2019, to waive its management fee and/or reimburse each Fund to ensure that the total annual operating expenses for each Fund, as a percentage of each Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.24% and 1.99%, respectively.

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2019

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the month in which the fee was waived or reimbursed. Expenses will only be recouped if the current expense ratio is lower than the expense cap in place at the time such expense was waived.

The following table shows the amounts waived and reimbursed which are subject to potential recoupment, and their related expiration date:

Vice Fund

		Recoupment	Remaining
	Expenses	to Advisor	Available
	Waived and	Year Ended	Subject to
Period	Reimbursed	March 31, 2019	Recoupment	Expiration
Fiscal Year Ended
March 31, 2019	$77,456	$—	$77,456	3/31/22
Fiscal Year Ended
March 31, 2018	85,716	—	85,716	3/31/21
Fiscal Year Ended
March 31, 2017	11,092	—	11,092	3/31/20
Total	$174,264	$—	$174,264

Navigator Fund
		Recoupment	Remaining
	Expenses	to Advisor	Available
	Waived and	Year Ended	Subject to
Period	Reimbursed	March 31, 2019	Recoupment	Expiration
Fiscal Year Ended
March 31, 2019	$154,328	$—	$154,328	3/31/22
Period Ended
March 31, 2018*	114,631	—	114,631	3/31/21
Total	$268,959	$—	$268,959

*	Period from October 13, 2017 (commencement of operations) through March 31, 2018.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Vice Fund which authorizes it to pay Compass Distributors, LLC (the “Distributor”) a distribution fee of up to 0.50% of the Vice Fund’s average daily net assets for Investor Class shares and 1.00% for Class C shares for services to prospective Vice Fund shareholders and distribution of Fund shares. For the 12-month period covered by this report, the Vice Fund’s Board of Trustees has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares. The expenses covered by the 12b-1 Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2019

personnel involved in selling shares of the Vice Fund. Payments made pursuant to the 12b-1 Plan will represent compensation for distribution and service activities.

For the year ended March 31, 2019, the amounts accrued in the Vice Fund were as follows:

Distribution Plan Accruals
Investor Class	Class A	Class C
$379,799	$33,641	$141,719

The following issuer was affiliated with the Vice Fund, as the Vice Fund held 5% or more of the outstanding voting securities of the issuer during the year ended March 31, 2019. No issuers were affiliated with the Navigator Fund during the year ended March 31, 2019. Michael Loukas, President of the Trust, represents a Series A Preferred Member on the Board of Managers of  Zodiac Spirits, LLC. See Section 2(a)(3) of the 1940 Act.

Zodiac Spirits, LLC-
Vice Fund	Class A
March 31, 2018
Balance
Shares	5,000
Cost	$5,000,000
Value	$375,000
Gross Additions
Shares	—
Cost	$—
Gross Deductions
Shares	—
Cost	$—
Proceeds	$—
March 31, 2019
Balance
Shares	5,000
Cost	$5,000,000
Value	$125,000
Net realized gain (loss)	$—
Change in net unrealized appreciation (depreciation)	$(250,000)
Dividend income	$—

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2019

(4)	Capital Share Transactions
Transactions in shares of the Vice Fund Institutional Class were as follows:

	Year Ended		Year Ended
	March 31, 2019		March 31, 2018
	Amount	Shares	Amount	Shares
Beginning shares		371,809		109,968
Shares sold	$8,960,321	301,245	$9,014,439	295,581
Shares issued to holders
in reinvestment
of distributions	92,359	3,188	313,838	9,799
Shares redeemed	(9,146,106)	(323,353)	(1,359,188)	(43,539)
Net increase (decrease)	$(93,426)	(18,920)	$7,969,089	261,841
Ending shares		352,889		371,809

Transactions in shares of the Vice Fund Investor Class were as follows:

	Year Ended		Year Ended
	March 31, 2019		March 31, 2018
	Amount	Shares	Amount	Shares
Beginning shares		5,857,375		6,826,117
Shares sold	$8,173,968	273,804	$16,823,917	538,659
Shares issued to holders
in reinvestment
of distributions	1,312,546	45,567	5,843,890	184,521
Shares redeemed	(53,524,770)	(1,838,257)	(52,075,066)	(1,691,922)
Net decrease	$(44,038,256)	(1,518,886)	$(29,407,259)	(968,742)
Ending shares		4,338,489		5,857,375

Transactions in shares of the Vice Fund Class A were as follows:

	Year Ended		Year Ended
	March 31, 2019		March 31, 2018
	Amount	Shares	Amount	Shares
Beginning shares		517,895		573,643
Shares sold	$1,808,533	62,308	$2,314,946	73,854
Shares issued to holders
in reinvestment
of distributions	105,986	3,715	460,002	14,592
Shares redeemed	(5,415,026)	(186,431)	(4,424,739)	(144,194)
Net decrease	$(3,500,507)	(120,408)	$(1,649,791)	(55,748)
Ending shares		397,487		517,895

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2019

Transactions in shares of the Vice Fund Class C were as follows:

	Year Ended		Year Ended
	March 31, 2019		March 31, 2018
	Amount	Shares	Amount	Shares
Beginning shares		522,625		599,957
Shares sold	$1,758,779	60,216	$854,683	28,166
Shares issued to holders
in reinvestment
of distributions	62,203	2,354	422,086	13,589
Shares redeemed	(3,972,261)	(140,185)	(3,588,820)	(119,087)
Net decrease	$(2,151,279)	(77,615)	$(2,312,051)	(77,332)
Ending shares		445,010		522,625
Total decrease for the Fund	$(49,783,468)		$(25,400,012)

Transactions in shares of the Navigator Fund Institutional Class were as follows:

	Year Ended		Period Ended
	March 31, 2019		March 31, 2018(1)
	Amount	Shares	Amount	Shares
Beginning shares		1,129,099		—
Shares sold	$52,599,788	2,438,134	$5,789,285	272,195
Shares issued from
transfer in-kind	—	—	19,863,326	993,166
Shares issued to holders
in reinvestment
of distributions	391,084	20,025	126,648	6,063
Shares redeemed	(15,293,064)	(772,956)	(3,056,833)	(142,325)
Net increase	$37,697,808	1,685,203	$22,722,426	1,129,099
Ending shares		2,814,302		1,129,099

(1)	Commencement of operations was October 13, 2017.

(5)	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, option transactions, derivative instruments, and short sales (as applicable), are summarized below:

	Vice Fund	Navigator Fund
Purchases	$27,855,234	$—
Sales	74,670,723	—

Purchases and sales of U.S. government securities are summarized below:

	Vice Fund	Navigator Fund
Purchases	$—	$86,942,708
Sales	—	57,306,316

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2019

(6)	Credit Facility
U.S. Bank, N.A. has made available to the Vice Fund an unsecured credit facility pursuant to a Loan and Security Agreement for the Fund which matures, unless renewed, on March 4, 2020. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, covenants, and the right of setoff on the Fund’s assets, in connection with shareholder redemptions. The Vice Fund may borrow up to the lesser of $8,500,000 or 33 1/3% of the Fund’s unencumbered assets.

The interest rate paid by the Vice Fund on outstanding borrowings is equal to the Prime Rate. As of March 31, 2019, the Prime Rate was 5.50%.  During the  year ended March 31, 2019, the Vice Fund had average outstanding borrowings of $140,000 under the credit facility and paid a weighted average interest rate of 5.01%, totaling $58 which is shown as interest expense on the Statement of Operations. The July 13, 2018 balance of $140,000 for the Vice Fund was the maximum borrowing during the year ended March 31, 2019.

(7)	Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2019, National Financial Services, LLC, for the benefit of its customers, owned 33.09% of the outstanding shares of the Navigator Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
USA Mutuals

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments and schedule of futures contracts (as applicable), of USA Mutuals comprising USA Mutuals Vice Fund and USA Mutuals Navigator Fund (the “Funds”) as of March 31, 2019, and the related statements of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the periods indicated in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2019, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019, by correspondence with the custodian and brokers or by other auditing procedures as deemed appropriate in the circumstances. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2009.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
May 24, 2019

ADDITIONAL INFORMATION (Unaudited)

Information about Trustees
The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees. Information pertaining to the Trustees of the Funds is set forth below. The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-866-264-8783.

Non-Interested Trustees

		Term of	Principal	Number of	Other
	Position(s)	Office and	Occupation	Portfolios	Directorships
Name, Address	Held with	Length of	During Past	Overseen	Held by
and Year of Birth	the Trust	Time Served	Five Years	by Trustee	Trustee*
Michael D. Akers, Ph.D.	Independent	Indefinite term;	Professor,	2	Independent
615 E.Michigan Street	Trustee	Since 2001	Department		Trustee, Trust
Milwaukee, WI 53202			of Accounting,		for Professional
Year of Birth: 1955			Marquette		Managers
			University		(an open-end
			(2004 - present);		investment
			Chair, Department		company with
			of Accounting,		twenty-eight
			Marquette		portfolios)
University
(2004 - 2017)

Gary A. Drska	Independent	Indefinite term;	Pilot, Frontier/	2	Independent
615 E. Michigan Street	Trustee	Since 2001	Midwest Airlines		Trustee, Trust
Milwaukee, WI 53202			(Airline Company)		for Professional
Year of Birth: 1956			(1986 - present)		Managers
(an open-end
investment
company with
twenty-eight
portfolios)

Interested Trustee and Officers

		Term of	Principal	Number of	Other
	Position(s)	Office and	Occupation	Portfolios	Directorships
Name, Address	Held with	Length of	During Past	Overseen	Held by
and Year of Birth	the Trust	Time Served	Five Years	by Trustee	Trustee
Rick A. Sapio*	Trustee and	Indefinite term;	President,	2	N/A
Plaza of the Americas	Chairperson	Since 2018	Mutual Capital
700 North Pearl Street			Alliance, Inc.
Suite 900			(1994 - present)
Dallas, TX 75201
Year of Birth: 1964

*	Mr. Sapio is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is the majority owner of Mutual Capital Alliance, Inc., which owns the Advisor.

ADDITIONAL INFORMATION (Unaudited) (Continued)

Interested Trustee and Officers (Continued)

		Term of	Principal
	Position(s)	Office and	Occupation
Name, Address	Held with	Length of	During Past
and Year of Birth	the Trust	Time Served	Five Years
Michael N. Loukas	President	Indefinite term;	President, USA Mutuals Advisors, Inc. (July 2016 -
Plaza of the Americas		Since 2016	present); Managing Principal, WaveFront Capital
700 N. Pearl Street,			Management, L.P. (2013 - July 2016)
Suite 900
Dallas, TX 75201
Year of Birth: 1972

Jordan Waldrep	Treasurer	Indefinite term;	Treasurer, USA Mutuals Advisors, Inc.
Plaza of the Americas		Since 2017	(September 2017 - present); Portfolio Manager,
700 North Pearl Street			USA Mutuals Advisors, Inc. (August 2017 - present);
Suite 900			Portfolio Manager for Blackfin Capital (March 2014 -
Dallas, TX 75201			August 2017)
Year of Birth: 1975

Jordan L. Fletcher	Secretary	Indefinite term;	Chief Operating Officer, USA Mutuals Advisors, Inc.
735 N. Water Street,		Since 2019	(September 2017 - present); Relationship Manager,
Suite 541			U.S. Bancorp Fund Services, LLC (August 2015 -
Milwaukee, WI 53202			September 2017); Mutual Fund Services Manager,
Year of Birth: 1986			U.S. Bancorp Fund Services, LLC (February 2014 -
August 2015)

Guy Talarico	Chief	Indefinite term;	Founder and Chief Executive Officer,
150 Broadway	Compliance	Since 2019	Alaric Compliance Services, LLC (2005 - present)
Suite 302	Officer
New York, NY 10038
Year of Birth: 1955

Tax Information

The Vice Fund designates 100.00% and the Navigator Fund designates 0.00% of its ordinary income distribution for the year ended March 31, 2019 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended March 31, 2019, 100.00% of the dividends paid from net ordinary income for the Vice Fund and 0.00% of the dividends paid from net ordinary income for the Navigator Fund qualifies for the dividends received deduction available to corporate shareholders.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00% for the Vice Fund and 100.00% for the Navigator Fund for the year ended March 31, 2019.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectuses, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may view the Funds’ Forms N-Q on the SEC’s website at http://www.sec.gov.

PRIVACY POLICY (UNAUDITED)

The Funds collect non-public information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We also disclose that information to unaffiliated third parties (such as to the investment advisor to the Funds, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing services to you. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

Not part of the annual report.

(This Page Intentionally Left Blank.)

USA Mutuals

USA Mutuals Vice Fund
USA Mutuals Navigator Fund

Investment Advisor	USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202-5615

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant	U.S. Bank Global Fund Services
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor	Compass Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s President and Treasurer.  The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. The Registrant’s code of ethics is incorporated herein by reference to its Form N-CSR filed on June 9, 2014.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael D. Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “All other fees” refer to the aggregate fees billed for products and services provided by the principal accountant other than “Audit fees”, “Audit-related fees” and “Tax fees”.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2019	FYE 3/31/2018
Audit Fees	$34,000	$53,000
Audit-Related Fees	$0	$0
Tax Fees	$6,000	$9,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2019	FYE 3/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2019	FYE 3/31/2018
Registrant	$6,000	$9,000
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. The Registrant’s independent trustees serve as its nominating committee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Previously filed with the Form N-CSR filed June 9, 2014 and incorporated herein by reference.

(2)	A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USA Mutuals

By (Signature and Title)     /s/ Michael Loukas
Michael Loukas, President

Date   5/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Michael Loukas
Michael Loukas, President

Date   5/28/2019

By (Signature and Title)     /s/ Jordan Waldrep
Jordan Waldrep, Treasurer

Date   5/28/2019